Summary of Significant Accounting Policies Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Change in Accounting Estimate [Line Items]
Share-based compensation expense	$ 21,716	$ 50,466	$ 48,627
Supplemental Performance Share Units [Member]
Change in Accounting Estimate [Line Items]
Share-based compensation expense	15,397
Ordinary Shares
Change in Accounting Estimate [Line Items]
Share-based compensation expense	$ 21,716	$ 50,466	$ 48,627